Bunker inventory	6 Months Ended
Jun. 30, 2022
Bunker Inventory [Abstract]
Bunker inventory	Bunker inventory
In addition to bunker fuel stored on board of the Euronav vessels, the Group purchases and stores compliant fuel on board of a Euronav vessel, the ULCC Oceania, so that there is a safety, high quality inventory available for the use of its own fleet.
The bunker inventory is accounted for at the lower of cost and net realizable value with cost being determined on a weighted average basis. The cost includes: the purchase price, fuel inspection costs, the transport and handling costs for loading the bunker on our vessel and the effective portion of the change in fair value of derivatives (see Note 11) designated as a cashflow hedge of the underlying index between commitment and pricing. Fuel derivatives used to hedge risk between pricing and consumption are measured at fair value with fair value changes recognized in the consolidated statement of profit or loss.
In the first six months of 2022, the Company purchased an additional 73,590 metric ton of compliant fuel for an amount of USD 54.8 million (all costs included). As of June 30, 2022 the carrying amount of the total bunker inventory amounted to USD 47.6 million (December 31, 2021: USD 69.0 million) of which USD 13.3 million (2021: 45.0 million) was the carrying amount of the bunker inventory related to the purchase and storage of compliant fuel oil inventory on board of the Oceania.
The compliant fuel has already been partially transferred to our vessels in the first semester of 2022, the remaining fuel is expected to be transferred to our vessels and used in the remainder of 2022. As of June 30, 2022 the carrying amount of the bunker inventory on board of these vessels amounted to USD 34.3 million (2021: USD 24.0 million). Bunkers delivered to vessels operating in the TI Pool, are sold to the TI Pool and bunkers on board of these pooled vessels are no longer shown as bunker inventory but as trade and other receivables.
In compliance with the accounting policy no write-down needs to be considered at the end of June 30, 2022, the net realizable value remained positive as the market price of compliant fuel oil exceeded our weighted average cost.